UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON, D.c. 20549

			     FORM 13F
			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2005
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Robert Wood Johnson Foundation
Address:	P.O. Box 2316
		Princeton Forrestal Center
		Princeton, NJ  08543-2316
13F File Number:  28-839

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report of Behalf of Reporting Manager:

Name:		Katherine Hatton
Title:		Vice President, General Counsel and Secretary
Phone:		609-627-5898
Signature, Place, and Date of Signing:
   Katherine Hatton    Plainsboro, New Jersey   May 4, 2005
Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:	6
Form 13F Information Table Value Total:	4,596,967.20
List of Other Included Managers:
 No.  13F File Number  Name

	FORM 13F INFORMATION TABLE

							   VALUE	  SHARES/	SH/	PUT/	INVSTMT	  OTHER		      VOTING AUTHORITY
	NAME OF ISSUER	  TITLE OF CLASS	CUSIP	   (X$1000)  	  PRN AMT	PRN	CALL	DSCRETN	  MANAGERS	SOLE       SHARED  NONE

	JOHNSON & JOHNSON Common		478160104   4,595,363.09  68,424,108
SH		Sole			68,424,108    0      0
	COTT CORPORATION  Common	 	22163N106     	  302.88      12,500
SH		Sole			    12,500    0      0
	AMERICAN MEDICAL SYS HLDGS Common	02744M108     	  163.21       9,500
SH		Sole			    9,500     0      0
	AFFORDABLE RESIDENTIAL COMMU Common	008273104	  506.00      40,000
SH		Sole			    40,000    0      0
	ALLIANCE DATA SYSTEMS CORP Common	018581108	  404.00      10,000
SH		Sole			    10,000    0      0
	ALCATEL SA - SPONSORED ADR Common	013904305	  228.03      18,892
		Sole			    18,892    0      0


